Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Line Items]
Income tax payable	$ 7,314	$ 12,388
Operating lease liability	6,718	10,470
Public duties and taxes	7,697	8,050
External derivative financial liabilities	2,393	555
Withheld taxes and other deductions	526	3,692
Other	0	427
Other current liabilities	$ 24,648	35,582
HMH Holding BV And Subsidiaries [Member]
Other Current Liabilities [Line Items]
Income tax payable		12,388	$ 6,376
Operating lease liability		10,470	8,114
Public duties and taxes		8,050	8,142
External derivative financial liabilities		555	4,612
Withheld taxes and other deductions		3,692	3,317
Short-term deferred and contingent liabilities		0	1,922
Other		427	1,150
Other current liabilities		$ 35,582	$ 33,633